Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average rate		15.00%
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	6 years